Revenue from Contracts with Customers - Additional Information (Details)	12 Months Ended
	Mar. 31, 2024 USD ($) Customer	Mar. 31, 2023 USD ($) Customer	Mar. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 156,419	$ 8,561	$ 0
Number of customer | Customer	2	1
ViraxClear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 156,419	$ 8,561